Business Combinations - Goodwill recognized as a result of the acquisition (Details) - Frame Pharmaceuticals B.V., Amsterdam, Netherlands - EUR (€) € in Thousands	Dec. 31, 2022	Jun. 08, 2022
Business Combinations
Consideration transferred	€ 19,481	€ 34,000
Net Assets acquired	(7,018)
Goodwill	€ (12,463)